Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity File Number	001-42519
Entity Registrant Name	NusaTrip Incorporated
Entity Central Index Key	0002006468
Entity Tax Identification Number	99-2217461
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	28F AIA Central, Jl. Jend. Sudirman No.Kav. 48A, RT.5/RW.4,Karet, Semanggi,
Entity Address, Address Line Two	Kota Jakarta Selatan,
Entity Address, Address Line Three	Daerah Khusus Ibukota,
Entity Address, City or Town	Jakarta
Entity Address, Country	ID
Entity Address, Postal Zip Code	12930
City Area Code	+62 21
Local Phone Number	5060 8747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NUTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false